UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital Holdings LLC
           Blue Ridge Capital Offshore Holdings LLC
           --------------------------------------------------
Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10065-8405
           --------------------------------------------------

Form 13F File Number:  28-6968
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ John Griffin                New York, NY            11/16/09
       ------------------------   ------------------------------  ----------
             [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   38
                                               -------------

Form 13F Information Table Value Total:           $4,418,984
                                               -------------
                                               (in thousands)


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number                 Name



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                                                  Form 13F INFORMATION TABLE


        COLUMN 1            COLUMN 2        COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8

                             TITLE                      VALUE       SHRS OR  SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER          OF CLASS         CUSIP     (x$1000)     PRN AMT  PRN CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE

AMAZON COM INC                COM          023135106    236,668   2,535,000  SH           SOLE               2,535,000     0      0
AMERICAN CAP LTD              COM          02503Y103      2,217     686,279  SH           SOLE                 686,279     0      0
APPLE INC                     COM          037833100    257,637   1,390,000  SH           SOLE               1,390,000     0      0
BERKSHIRE HATHAWAY INC DEL    CL A         084670108     70,801         701  SH           SOLE                     701     0      0
BLACKROCK INC                 COM          09247X101    184,297     850,000  SH           SOLE                 850,000     0      0
BROADRIDGE FINL SOLUTIONS IN  COM          11133T103     25,800   1,283,600  SH           SOLE               1,283,600     0      0
CME GROUP INC                 COM          12572Q105    202,173     656,000  SH           SOLE                 656,000     0      0
COVANTA HLDG CORP             COM          22282E102    147,256   8,662,117  SH           SOLE               8,662,117     0      0
CROWN CASTLE INTL CORP        COM          228227104    217,442   6,933,750  SH           SOLE               6,933,750     0      0
DISCOVERY COMMUNICATNS NEW    COM SER A    25470F104    153,406   5,310,000  SH           SOLE               5,310,000     0      0
DISCOVERY COMMUNICATNS NEW    COM SER C    25470F302    109,847   4,220,000  SH           SOLE               4,220,000     0      0
DOLLAR TREE INC               COM          256746108    105,149   2,160,000  SH           SOLE               2,160,000     0      0
ECHOSTAR CORP                 CL A         278768106     56,580   3,065,000  SH           SOLE               3,065,000     0      0
EQUINIX INC                   COM NEW      29444U502     48,760     530,000  SH           SOLE                 530,000     0      0
EXPRESS SCRIPTS INC           COM          302182100    148,566   1,915,000  SH           SOLE               1,915,000     0      0
EXTERRAN HLDGS INC            COM          30225X103     33,236   1,400,000  SH           SOLE               1,400,000     0      0
GREENLIGHT CAPITAL RE LTD     CLASS A      G4095J109     16,598     882,892  SH           SOLE                 882,892     0      0
INTEROIL CORP                 COM          460951106     20,622     525,000  SH           SOLE                 525,000     0      0
ISHARES SILVER TRUST          ISHARES      46428Q109    130,614   7,974,000  SH           SOLE               7,974,000     0      0
JP MORGAN CHASE & CO          COM          46625H100    254,156   5,800,000  SH           SOLE               5,800,000     0      0
MARKET VECTORS ETF TR         GOLD MINER
                              ETF          57060U100    145,381   3,210,000  SH           SOLE               3,210,000     0      0
MASTERCARD INC                CL A         57636Q104    101,681     503,000  SH           SOLE                 503,000     0      0
MICROSOFT CORP                COM          594918104    189,428   7,365,000  SH           SOLE               7,365,000     0      0
MILLIPORE CORP                COM          601073109    212,678   3,024,000  SH           SOLE               3,024,000     0      0
MONSANTO CO NEW               COM          61166W101    138,933   1,795,000  SH           SOLE               1,795,000     0      0
NETFLIX INC                   COM          64110L106     17,607     381,350  SH           SOLE                 381,350     0      0
PALM INC NEW                  COM          696643105     41,516   2,377,775  SH           SOLE               2,377,775     0      0
PENNYMAC MTG INVT TR          COM          70931T103     31,537   1,584,000  SH           SOLE               1,584,000     0      0
PETROHAWK ENERGY CORP         COM          716495106     71,783   2,965,000  SH           SOLE               2,965,000     0      0
PFIZER INC                    COM          717081103    250,815  15,155,000  SH           SOLE              15,155,000     0      0
RANGE RES CORP                COM          75281A109    120,685   2,445,000  SH           SOLE               2,445,000     0      0
REDWOOD TR INC                COM          758075402     10,850     700,000  SH           SOLE                 700,000     0      0
RENAISSANCERE HOLDINGS LTD    COM          G7496G103      9,534     174,100  SH           SOLE                 174,100     0      0
THERMO FISHER SCIENTIFIC INC  COM          883556102    187,781   4,300,000  SH           SOLE               4,300,000     0      0
VISA INC                      COM CL A     92826C839    178,698   2,585,700  SH           SOLE               2,585,700     0      0
WESTERN UN CO                 COM          959802109    232,243  12,275,000  SH           SOLE              12,275,000     0      0
WHOLE FOODS MKT INC           COM          966837106     30,490   1,000,000  SH           SOLE               1,000,000     0      0
WYNN RESORTS LTD              COM          983134107     25,520     360,000  SH           SOLE                 360,000     0      0


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